Summary of Significant Accounting Policies - Schedule of Revenues are Disaggregated by Timing of Revenue Recognition (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	$ 222,309	$ 203,086
Revenue recognized at a point of time [Member]
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	197,964	181,198
Revenue recognized over time [Member]
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	$ 24,345	$ 21,888